SHORT-TERM DEBT AND LONG-TERM DEBT - By Currency (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHORT-TERM DEBT AND LONG-TERM DEBT
Total	R$ 9,808,021	R$ 10,079,675
Brazilian Real (BRL)
SHORT-TERM DEBT AND LONG-TERM DEBT
Total	R$ 456,448	R$ 2,667,065
Brazilian Real (BRL) | CDI
SHORT-TERM DEBT AND LONG-TERM DEBT
Percentage of basis used to calculate interest rate	105.30%	104.90%
U.S. Dollar (USD)
SHORT-TERM DEBT AND LONG-TERM DEBT
Weighted average cost of debt	5.52%	5.68%
Total	R$ 9,169,319	R$ 7,169,183
Other currencies
SHORT-TERM DEBT AND LONG-TERM DEBT
Weighted average cost of debt	3.88%	6.49%
Total	R$ 182,254	R$ 243,427